Estimated amortization expense (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 15,500	$ 15,446
2014		15,257
2015		15,131
2016		14,739
2017		$ 14,021